Vessel in Operations (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Net book value, ending balance	$ 344,587	$ 363,015
Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,161,963,971
Cost, Additions	288,391
Cost, Disposals
Cost, ending balance	1,162,252,362
Accumulated depreciation, beginning balance	135,737,420
Accumulated depreciation, charge for the period	11,012,596
Accumulated depreciation, disposals for the period
Accumulated depreciation, ending balance	146,750,016
Net book value, ending balance	1,015,502,346	1,026,226,551
Vessels In Operation | Vessel
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,147,878,454
Cost, Additions	284,895
Cost, Disposals
Cost, ending balance	1,148,163,349
Accumulated depreciation, beginning balance	128,760,113
Accumulated depreciation, charge for the period	10,087,118
Accumulated depreciation, disposals for the period
Accumulated depreciation, ending balance	138,847,231
Net book value, ending balance	1,009,316,118	1,019,118,341
Vessels In Operation | Drydocking
Property, Plant and Equipment [Line Items]
Cost, beginning balance	14,085,517
Cost, Additions	3,496
Cost, Disposals
Cost, ending balance	14,089,013
Accumulated depreciation, beginning balance	6,977,307
Accumulated depreciation, charge for the period	925,478
Accumulated depreciation, disposals for the period
Accumulated depreciation, ending balance	7,902,785
Net book value, ending balance	$ 6,186,228	$ 7,108,210